Subsequent events (Details) - Subsequent Events [Member]	Jul. 31, 2018 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividend approved (in dollars per share)	$ 0.34
Dividend approved expected date to be paid	Sep. 15, 2018
Dividend approved record date	Aug. 31, 2018